Premises And Equipment - Details of changes in premises and equipment(owned) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	₩ 2,777,847	₩ 2,789,176	₩ 2,839,643
Changes in property plant and equipment [Abstract]
Acquisitions	164,722	173,156	118,803
Disposals	(19,144)	(22,471)	(4,636)
Depreciation	(151,064)	(151,076)	(149,738)
Classification of assets held for sale	(2,504)	(13,109)	(12,852)
Transfer	2,098	(7,153)	(6,095)
Foreign currencies translation adjustments	1,374	(117)	6,304
Business combination	19,378	12,026
Others	370	(2,585)	(2,253)
Ending balance	2,793,077	2,777,847	2,789,176
Land
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	1,695,357	1,719,325	1,726,045
Changes in property plant and equipment [Abstract]
Acquisitions	43	24	0
Disposals	(367)	(20,024)	0
Depreciation	0	0	0
Classification of assets held for sale	(936)	(6,405)	(7,157)
Transfer	5,445	(3,040)	(3,649)
Foreign currencies translation adjustments	638	(855)	991
Business combination	9,530	5,917
Others	2	415	3,095
Ending balance	1,709,712	1,695,357	1,719,325
Building
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	730,676	756,964	787,040
Changes in property plant and equipment [Abstract]
Acquisitions	18,107	14,524	15,750
Disposals	(530)	(788)	(1,994)
Depreciation	(33,318)	(32,290)	(33,523)
Classification of assets held for sale	(1,568)	(6,704)	(5,695)
Transfer	(3,347)	(4,113)	(2,446)
Foreign currencies translation adjustments	322	(428)	712
Business combination	9,530	3,523
Others	(134)	(12)	(2,880)
Ending balance	719,738	730,676	756,964
Equipment and vehicles
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	261,278	258,361	268,225
Changes in property plant and equipment [Abstract]
Acquisitions	112,908	98,620	68,069
Disposals	(13,630)	(1,003)	(1,663)
Depreciation	(96,684)	(97,600)	(93,921)
Classification of assets held for sale	0	0	0
Transfer	0	0	15,399
Foreign currencies translation adjustments	296	392	2,868
Business combination	318	2,586
Others	578	(78)	(616)
Ending balance	265,064	261,278	258,361
Leasehold improvements
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	58,352	51,354	50,085
Changes in property plant and equipment [Abstract]
Acquisitions	24,874	28,178	23,347
Disposals	(1,017)	(656)	(979)
Depreciation	(21,062)	(21,185)	(22,293)
Classification of assets held for sale	0	0	0
Transfer	0	0	0
Foreign currencies translation adjustments	186	549	1,580
Business combination	0	0
Others	36	112	(386)
Ending balance	61,369	58,352	51,354
Construction in progress
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	32,184	3,171	8,246
Changes in property plant and equipment [Abstract]
Acquisitions	8,790	31,810	11,637
Disposals	(3,600)	0	0
Depreciation	0	0	0
Classification of assets held for sale	0	0	0
Transfer	0	0	(15,399)
Foreign currencies translation adjustments	(68)	225	153
Business combination	0	0
Others	(112)	(3,022)	(1,466)
Ending balance	37,194	32,184	3,171
Structures
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	0	1	2
Changes in property plant and equipment [Abstract]
Acquisitions	0	0	0
Disposals	0	0	0
Depreciation	0	(1)	(1)
Classification of assets held for sale	0	0	0
Transfer	0	0	0
Foreign currencies translation adjustments	0	0	0
Business combination	0	0
Others	0	0	0
Ending balance	₩ 0	₩ 0	₩ 1